Leases (Tables)	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Summary of future minimum lease payments under non-cancelable operating leases
The NEC Group is a lessee under several operating leases, primarily for buildings and vehicles. Future minimum lease payments under non-cancelable
operating leases that have initial or remaining lease terms in excess of one year as of March
31
,
2019
, were as follows:

JPY (millions)
2019
Within one year	17,139
Between one year and five years	35,464
After five years	10,892

Total	63,495

Summary of expenses, and cash outflows related to lease arrangements
Expenses, and cash outflows related to lease arrangements for the fiscal year ended March
31
,
2020
, are as follows:

JPY (millions)
2020
Depreciation expense for right-of-use assets by the class of underlying asset
Property	50,366
Machinery and equipment	1,076
Tools, furniture and fixtures	2,475

Total	53,917

Interest expense on lease liabilities	2,375
Expense relating to short-term leases	4,578
Expense relating to leases of low-value assets	4,934
Total cash outflow for leases	65,339

Summary of carrying amount of right-of-use assets by class of underlying asset
The carrying amount of
right-of-use
assets by class of underlying asset as of March 31, 2020 are as follows:

JPY (millions)
2020
Property	141,092
Machinery and equipment	1,950
Tools, furniture and fixtures	7,640

Total	150,682